Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Business Acquisition [Line Items]
Business Combinations

Note 7: Business Combinations

Foresight Business Combinations

On December 3, 2021, the Company entered into the Business Combinations described in Note 1 “Organization and Basis of Presentation.” The Business Combinations represent a forward merger and is accounted for using the acquisition method of accounting under which P3 Health Group Holdings, LLC is treated as the acquired company for financial reporting purposes. This determination is based primarily on the following facts:

(i)	The Company is the sole managing member of P3 LLC subsequent to the consummation of the Business Combinations, and the managing member conducts, directs and exercises full control over all activities of P3 LLC. The non-managing members of P3 LLC do not have substantive kick-out or participating rights; and
(ii)	No one predecessor stakeholder of P3 had a controlling interest in P3 before or has a controlling interest in the combined company after the Business Combination. The Business Combination is not a transaction between entities under common control.

These factors support the conclusion that the Company acquired a controlling interest in P3 LLC and is the accounting acquirer. For accounting purposes, the accounting acquirer is the entity that has obtained control of another entity and, thus, consummated a business combination. The determination of whether control has been obtained begins with the evaluation of whether control should be evaluated based on the variable interest or voting interest model pursuant to ASC 810. If the acquiree is a variable interest entity, the primary beneficiary would be the accounting acquirer. The Company is the primary beneficiary of P3 LLC, which is a variable interest entity, since it has the power to direct the activities of P3 LLC that most significantly impact P3 LLC’s economic performance through its role as the sole managing member. Therefore, the Company is the accounting acquirer of P3 LLC and the Business Combinations should be accounted for using the acquisition method.

Under the acquisition method of accounting, Foresight’s assets and liabilities are recorded at carrying value and the assets and liabilities associated with P3 LLC are recorded at estimated fair value as of the acquisition date. The excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. The acquisition method of accounting is based on ASC Topic 805, Business Combinations (“ASC 805”) and uses the fair value concepts defined in ASC 820. In general, ASC 805 requires, among other things, that assets acquired, and liabilities assumed be recognized at their fair values as of the acquisition date by the accounting acquirer, which was determined to be Foresight.

ASC 820 defines fair value, establishes a framework for measuring fair value, and sets forth a fair value hierarchy that prioritizes and ranks the level of observability of inputs used to develop the fair value measurements. Fair value is defined in ASC 820 as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” This is an exit price concept for the valuation of the asset or liability. In addition, market participants are assumed to be buyers and sellers in the principal (or the most advantageous) market for the asset or liability. Fair value measurements for a non-financial asset assume the highest and best use by these market participants. Many of these fair value measurements can be highly subjective, and it is possible that other professionals applying reasonable judgment to the same facts and circumstances, could develop and support a range of alternative estimated amounts.

As a result of the Business Combinations, P3 LLC, which represents substantially all of the economic activity of the Company, is a subsidiary of the Company. Since the Company is the sole managing member of P3 LLC following the Business Combinations, the P3 LLC Units held by P3 Equity holders are classified as Redeemable Noncontrolling Interests in the Company’s financial statements for financial reporting purposes. An allocation of net income or loss representing the percentage of ownership of P3 LLC not controlled by the Company, will be attributed to the Redeemable Noncontrolling Interests in the Company’s statement of operations.

Upon the completion of the Business Combinations, the Company entered into a Tax Receivable Agreement (“TRA”) with certain of the P3 Equity holders and P3 LLC. The TRA provides for the payment to the P3 Equity holders of 85% of the income tax benefits, if any, that are actually realized. At the completion of the Business Combinations, the Company did not record a TRA liability related to the tax savings it would realize from the utilization of such tax benefits after concluding it is not probable that such a liability would be paid based on its estimates of future taxable income, consistent with the Company’s conclusion that it is not more-likely-than-not to realize its deferred tax assets. See Note 16 “Income Taxes” for further information.

The following summarizes the purchase price consideration:

Successor
December 31,
Foresight	2021
Equity	$80,300,733
Fair Value of Non-controlling Interest	1,807,427,576
Stock Compensation Pre-combination Services	26,313,476
Cash Consideration	18,405,083
Payment of P3 Health Group Holdings, LLC’s Transaction Costs	19,151,752
Total Purchase Consideration	$1,951,598,620

The Company recorded the allocation of the purchase consideration to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values as of the Closing Date. The allocation reflects the fair value of assets and liabilities associated with the Company’s other acquisitions in 2021 which occurred in the Predecessor period described below with the exception of Medcore Health Plan, Inc. (“Medcore HP”) and Omni IPA Medical Group, Inc. (“Omni”), which occurred in the Successor Period.

The aggregate purchase price consideration for the P3 LLC acquisition has been allocated as follows:

Purchase Price Allocation	Amounts
Assets Acquired:
Cash	$5,300,842
Restricted Cash	54,095
Health Plan Settlement Receivables	47,733,033
Clinic Fees and Insurance Receivables, Net	426,064
Other Receivables	1,880,939
Prepaid Expenses and Other Current Assets	938,413
Property and Equipment, Net	7,875,234
Intangible Assets, Net:
Customer Relationships	684,000,000
Provider Network	3,700,000
Trademarks	147,700,000
Goodwill	1,278,452,778
Notes Receivable	3,734,012
Right of Use Assets	6,870,279
Total Assets Acquired	$2,188,665,689

Liabilities Assumed:
Accounts Payable and Accrued Expenses	$25,819,091
Accrued Payroll	2,868,664
Health Plans Settlements Payable	25,007,542
Claims Payable	76,031,460
Premium Deficiency Reserve	11,559,067
Accrued Interest	9,268,846
Current Portion of Long-Term Debt	301,443
Lease Liability	6,210,956
Long-Term Debt, Net of Current Portion	80,000,000
Total Liabilities Assumed	$237,067,069
Net Assets Acquired	$1,951,598,620

Goodwill represents the excess of the purchase price over the fair value assigned to tangible and identifiable intangible assets acquired and liabilities assumed and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and expected future market opportunities. $3.8 million of goodwill recognized in the Business Combinations is expected to be deductible for tax purposes. See Note 16 “Income Taxes”. The useful life of acquired definite lived intangible assets is 10 years.

Other Acquisitions

On December 27, and December 31, 2021, respectively, the Company acquired 100% of the outstanding equity of Medcore HP and the net assets of Omni (collectively the “Medcore Acquisition”). Medcore HP is a health plan licensed under the California Knox-Keen Health Care Service Plan Act of 1975, and Omni is an independent practice association located in California. Omni serves as Medcore HP’s contracted and fully delegated physician network providing medical services to Medcore HP’s patients and members. Because of the extensive inter-reliance of these two businesses, the Company accounted for the purchases as a single, combined business. The total purchase price of $40,013,321 includes $3,486,593 to be paid to the sellers upon resolution of the assumed claims payable, or the cost of services that have been incurred, but not yet reported (“IBNR”), and risk adjustment factor. Due to the volatility of these items, the outcome cannot be currently estimated. Release of this payment, currently expected in the first quarter of 2023, is not subject to resolution of a substantive future contingent event and has therefore been included in the total consideration to be transferred. The cash payment, net of cash acquired and the $3,486,593 retained, was $15,677,205.

The Company also purchased three other medical practices during the Predecessor Period of 2021 for a total net cash purchase price of $4,989,000. As referenced above, the assets acquired and liabilities assumed in these acquisitions was included in the purchase consideration and allocation for the Business Combinations.

Goodwill represents the excess of the purchase price over the fair value assigned to tangible and identifiable intangible assets acquired and liabilities assumed and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and expected future market opportunities. $8.1 million of goodwill recognized in the Business Combinations is expected to be deductible for tax purposes.

The aggregate purchase price consideration of the other acquisitions in 2021 has been allocated as follows:

Purchase Price Allocation	Successor Period	Predecessor Period
Assets Acquired:
Cash	$20,547,337	$3,000
Restricted Cash	302,187	—
Health Plan Settlement Receivables	5,754,006	—
Clinic Fees and Insurance Receivables, Net	141,186	—
Other Receivables	726,378	—
Prepaid Expenses and Other Current Assets	1,189,575	—
Property and Equipment, Net	113,436	5,896
Intangible Assets, Net:
Customer Relationships	—	2,045,604
Pay or Contracts	4,700,271	—
Provider Network	1,100,000	—
Trademarks	900,000	—
Medical Licenses	700,000	—
Goodwill	31,297,438	2,934,500
Total Assets Acquired	$67,471,814	$4,989,000

Liabilities Assumed:
Accounts Payable and Accrued Expenses	$150,196	$—
Accrued Payroll	277,074	—
Health Plans Settlements Payable	133,149	—
Claims Payable	26,898,074	—
Total Liabilities Assumed	27,458,493	—
Net Assets Acquired	$40,013,321	$4,989,000

Pro Forma Financial Information (Unaudited)

The following unaudited pro forma financial information presents combined results of operations for the periods presented as if the acquisition of P3 Health Group Holdings, LLC and the Medcore Acquisition had occurred on January 1, 2021. The unaudited pro forma results may not necessarily reflect actual results of operations that would have been achieved, nor are they necessarily indicative of future results of operations. The unaudited pro forma results reflect the step-up amortization adjustments for the fair value of intangible assets acquired, transaction expenses, accelerated vesting of equity compensation and income attributable to non-controlling interest holders.

Six Months Ended
June 30,
2021
(Unaudited)
Total Operating Revenue	$369,698,137
Net Profit	$(173,796,294)
Net Loss Attributable to Non-controlling Interest	$(143,555,739)
Net Loss Attributable to Controlling Interest	$(30,240,555)

The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisition taken place on the date indicated, or the future consolidated results of operations of the Company. The pro forma financial information presented above has been derived from the historical condensed consolidated financial statements of the Company, the Company's Predecessor Periods and the Company's Successor Period.

The unaudited pro forma results include certain pro forma adjustments to revenue and net loss that were directly attributable to the P3 Health Group Holdings, LLC acquisition, assuming the acquisition had occurred on January 1, 2021, including the following:

1)Transaction costs of approximately $39.4 million are assumed to have occurred on January 1, 2021 and are recognized as if incurred on January 1, 2021.
2)The acceleration of certain stock-based awards of $2.4 million are assumed to have occurred on January 1, 2021 and are recognized as if incurred on January 1, 2021.

Note 7: Business Combinations

Foresight Business Combinations

On December 3, 2021, the Company entered into the Business Combinations described in Note 1 “Company Operations.” The Business Combinations represent a forward merger and is accounted for using the acquisition method of accounting under which P3 Health Group Holdings is treated as the acquired company for financial reporting purposes. This determination is based primarily on the following facts:

(i)	The Company is the sole managing member of P3 LLC subsequent to the consummation of the Business Combinations, and the managing member conducts, directs and exercises full control over all activities of P3 LLC. The non-managing members of P3 LLC do not have substantive kick-out or participating rights; and
(ii)	No one predecessor stakeholder of P3 had a controlling interest in P3 before or has a controlling interest in the combined company after the Business Combinations. The Business Combinations is not a transaction between entities under common control.

These factors support the conclusion that the Company acquired a controlling interest in P3 LLC and is the accounting acquirer. For accounting purposes, the accounting acquirer is the entity that has obtained control of another entity and, thus, consummated a business combination. The determination of whether control has been obtained begins with the evaluation of whether control should be evaluated based on the variable interest or voting interest model pursuant to ASC 810. If the acquiree is a variable interest entity, the primary beneficiary would be the accounting acquirer. The Company is the primary beneficiary of P3 LLC, which is a variable interest entity, since it has the power to direct the activities of P3 LLC that most significantly impact P3 LLC’s economic performance through its role as the sole managing member. Therefore, the Company is the accounting acquirer of P3 LLC and the Business Combinations should be accounted for using the acquisition method.

Under the acquisition method of accounting, Foresight’s assets and liabilities are recorded at carrying value and the assets and liabilities associated with P3 LLC are recorded at estimated fair value as of the acquisition date. The excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. The acquisition method of accounting is based on ASC Topic 805, Business Combinations (“ASC 805”) and uses the fair value concepts defined in ASC Topic 820, Fair Value Measurements (“ASC 820”). In general, ASC 805 requires, among other things, that assets acquired, and liabilities assumed be recognized at their fair values as of the acquisition date by the accounting acquirer, which was determined to be Foresight.

ASC 820 defines fair value, establishes a framework for measuring fair value, and sets forth a fair value hierarchy that prioritizes and ranks the level of observability of inputs used to develop the fair value measurements. Fair value is defined in ASC 820 as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” This is an exit price concept for the valuation of the asset or liability. In addition, market participants are assumed to be buyers and sellers in the principal (or the most advantageous) market for the asset or liability. Fair value measurements for a non-financial asset assume the highest and best use by these market participants. Many of these fair value measurements can be highly subjective, and it is possible that other professionals applying reasonable judgment to the same facts and circumstances, could develop and support a range of alternative estimated amounts.

As a result of the Business Combinations, P3 LLC which represents substantially all of the economic activity of the Company became a subsidiary of the Company. Since the Company is the sole managing member of P3 LLC following the Business Combinations, the P3 LLC Units held by P3 Equityholders are classified as Redeemable Non-controlling Interests in the Company’s financial statements for financial reporting purposes. An allocation of net income or loss representing the percentage of ownership of P3 LLC not controlled by the Company will be attributed to the Redeemable Non-controlling Interests in the Company’s statement of operations.

Upon the completion of the Business Combinations, the Company entered into a Tax Receivable Agreement with certain of the P3 Equityholders and P3 LLC. The Tax Receivable Agreement provides for the payment to the P3 Equityholders of 85% of the income tax benefits, if any, that are actually realized. At the completion of the Business Combinations, the Company did not record a Tax Receivable Agreement liability related to the tax savings it would realize from the utilization of such tax benefits after concluding it is not probable that such a liability would be paid based on its estimates of future taxable income, consistent with the Company’s conclusion that it is not more-likely-than-not to realize its deferred tax assets. See Note 14 “Tax Receivable Agreement” for further information.

The following summarizes the purchase price consideration:

Successor
December 31,
2021
Foresight
Equity	$80,300,733
Fair Value of Non-controlling Interest	1,807,427,576
Stock Compensation Pre-combination Services	26,313,476
Cash Consideration	18,405,083
Payment of P3 Health Group Holdings, LLC’s Transaction Costs	19,151,752
Total Purchase Consideration	$1,951,598,620

The Company recorded the allocation of the purchase consideration to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values as of the Closing Date. The allocation reflects the fair value of assets and liabilities associated with the Company’s other acquisitions in 2021 Predecessor Period described below with the exception of Medcore Health Plan, Inc. and Omni IPA Medical Group, Inc., which occurred in the Successor Period.

The aggregate purchase price consideration for the P3 LLC acquisition has been allocated as follows:

Assets Acquired:
Cash	$5,300,842
Restricted Cash	54,095
Health Plan Settlement Receivables	47,733,033
Clinic Fees and Insurance Receivables, Net	426,064
Other Receivables	1,880,939
Prepaid Expenses and Other Current Assets	938,413
Property and Equipment, Net	7,875,234
Intangible Assets, Net:
Customer Relationships	684,000,000
Provider Network	3,700,000
Trademarks	147,700,000
Goodwill	1,278,452,778
Notes Receivable, Net	3,734,012
Right of Use Assets	6,870,279
Total Assets Acquired	2,188,665,689

Liabilities Assumed:
Accounts Payable and Accrued Expenses	25,819,091
Accrued Payroll	2,868,664
Health Plans Settlements Payable	25,007,542
Claims Payable	76,031,460
Premium Deficiency Reserve	11,559,067
Accrued Interest	9,268,846
Current Portion of Long-Term Debt	301,443
Lease Liability	6,210,956
Long-Term Debt, Net of Current Portion	80,000,000
Total Liabilities Assumed	237,067,069
Net Assets Acquired	$1,951,598,620

Goodwill represents the excess of the purchase price over the fair value assigned to tangible and identifiable intangible assets acquired and liabilities assumed and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and expected future market opportunities. $3.8 million of goodwill recognized in the Business Combinations is expected to be deductible for tax purposes. See Note 17 “Income Taxes.” The useful life of acquired definite lived intangible assets is 10 years.

Other Acquisitions

On December 31, and December 27, 2021, respectively, the Company acquired 100% of the outstanding equity of Medcore Health Plan, Inc. (“Medcore HP”) and the net assets of Omni IPA Medical Group, Inc. (“Omni”) (collectively the “Medcore Acquisition”). Medcore HP is a health plan licensed under the California Knox-Keen Health Care Service Plan Act of 1975, and Omni is an independent practice association located in California. Omni serves as Medcore HP’s contracted and fully delegated physician network providing medical services to Medcore HP’s patients and members. Because of the extensive inter-reliance of these two businesses, the Company accounted for the purchases as a single, combined business. The total purchase price of $40,013,321 includes $3,486,593 to be paid to the sellers upon resolution of the assumed claims payable, or IBNR, and risk adjustment factor. Due to the volatility of these items, the outcome cannot be currently estimated. Release of this payment, currently expected in the first quarter of 2023, is not subject to resolution of a substantive future contingent event and has therefore been included in the total consideration to be transferred. The cash payment, net of cash acquired and the $3,486,593 retained, was $15,677,205.

The Company also purchased three other medical practices during the Predecessor Period of 2021 for a total net cash purchase price of $4,989,000. As referenced above, the assets acquired and liabilities assumed in these acquisitions was included in the purchase consideration and allocation for the Business Combinations.

Goodwill represents the excess of the purchase price over the fair value assigned to tangible and identifiable intangible assets acquired and liabilities assumed and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and expected future market opportunities. $8.1 million of goodwill recognized in the Business Combinations is expected to be deductible for tax purposes.

The aggregate purchase price consideration of the other acquisitions in 2021 has been allocated as follows:

	Successor	Predecessor
	Period	Period
Assets Acquired:
Cash	$20,547,337	$3,000
Restricted Cash	302,187	—
Health Plan Settlement Receivables	5,754,006	—
Clinic Fees and Insurance Receivables, Net	141,186	—
Other Receivables	726,378	—
Prepaid Expenses and Other Current Assets	1,189,575	—
Property and Equipment, Net	113,436	5,896
Intangible Assets, Net:
Customer Relationships	—	2,045,604
Payor Contracts	4,700,271	—
Provider Network	1,100,000	—
Trademarks	900,000	—
Medical Licenses	700,000	—
Goodwill	31,297,438	2,934,500
Total Assets Acquired	67,471,814	4,989,000
Liabilities Assumed:
Accounts Payable and Accrued Expenses	150,196	—
Accrued Payroll	277,074	—
Health Plans Settlements Payable	133,149	—
Claims Payable	26,898,074	—
Total Liabilities Assumed	27,458,493	—
Net Assets Acquired	$40,013,321	$4,989,000

Pro Forma Financial Information (Unaudited)

The following unaudited pro forma financial information summarizes the results of operations for the Company as though the Business Combinations, and the Medcore Acquisition had occurred on January 1, 2020. The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisition taken place on the date indicated, or the future consolidated results of operations of the Company.

	Year Ended	Year Ended
	December 31,	December 31,
	2021	2020
	(Unaudited)	(Unaudited)
Total Operating Revenue	$793,447,211	$615,487,335
Net Loss	$(259,282,984)	$(198,926,617)
Net Loss Attributable to Non-controlling Interest	$(214,167,745)	$(164,313,386)
Net Loss Attributable to Controlling Interest	$(45,115,239)	$(34,613,231)

The proforma financial information presented above has been derived from the historical consolidated financial statements of the Company, the Company’s Predecessor Periods and the Company’s Successor Period. The Successor and Predecessor Periods for the year ended December 31, 2021 have been combined.

The unaudited pro forma results reflect the step-up amortization adjustments for the fair value of intangible assets acquired, transaction expenses, accelerated vesting of equity compensation, debt discount amortization and income attributable to non-controlling interest holders.

The unaudited pro forma results include certain pro forma adjustments to revenue and net loss that were directly attributable to the P3 Health Group Holdings, LLC acquisition, assuming the acquisition had occurred on January 1, 2020, including the following:

1)	Transaction costs of approximately $39.4 million are assumed to have occurred on January 1, 2020 and are recognized as if incurred on January 1, 2020.
2)	The acceleration of certain stock-based awards of $2.4 million are assumed to have occurred on January 1, 2020 and are recognized as if incurred on January 1, 2020.